Note 21 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
201 7	Online English Language Learning	Print-Based English Language Learning	Total
Segmented assets	$223,542	$1,310,530	$1,534,072
Segmented liabilities	458,698	521,620	980,318
Segmented revenue	1,088,197	1,688,571	2,776,768
Segmented direct costs	134,695	90,923	225,618
Segmented selling, general & administrative	1,420,502	679,905	2,100,407
Segmented intangible amortization	1,051,928	-	1,051,928
Segmented other expense	1,502	280,908	282,410
Segmented impairment	2,087,700	-	2,087,700
Segmented profit (loss)	(6,380,956)	734,579	(5,646,377)
2016	Online English Language Learning	Print-Based English Language Learning	Total
Segmented assets	$5,043,729	$2,132,463	$7,176,192
Segmented liabilities	326,463	404,696	731,159
Segmented revenue	1,456,421	1,738,800	3,195,221
Segmented direct costs	167,597	217,787	385,384
Segmented selling, general & administrative	625,512	739,224	1,364,736
Segmented intangible amortization	1,003,485	-	1,003,485
Segmented other expense	1,513	193,489	195,002
Segmented profit	(341,660)	588,274	246,614
Segmented intangible addition	1,798,687	-	1,798,687
2015	Online English Language Learning	Print-Based English Language Learning	Total
Segmented assets	$3,756,913	$1,476,038	$5,232,951
Segmented liabilities	717,139	469,028	1,186,167
Segmented revenue	2,954,614	1,971,121	4,925,735
Segmented direct costs	276,049	106,822	382,871
Segmented selling, general & administrative	337,756	721,947	1,059,703
Segmented intangible amortization	721,720	-	721,720
Segmented other expense	3,097	315,771	318,868
Segmented profit (loss)	1,615,992	826,581	2,442,573
Segmented intangible addition	2,071,440	-	2,071,440
Other Financial Items	201 7	2016	2015
Print-Based English Language Learning segment income	$734,579	$588,274	$826,581
Online English Language Learning segment income (loss)	(6,380,958)	(341,660)	1,615,992
Foreign exchange gain	(189,783)	(146,599)	399,314
Interest and other financial	(53,709)	(35,768)	(158,792)
Share-based payments	(371,513)	-	(151,038)
Other comprehensive income	(1,410)	60,173	(157,358)
Total Comprehensive Income (Loss)	$(6,262,792)	$124,420	$2,374,699

Disclosure of geographical areas [text block]
	201 7	2016	2015
Latin America	$997,661	$821,762	$2,660,535
China	1,712,079	2,252,170	2,069,253
Other	67,028	121,289	195,947
	$2,776,768	$3,195,221	$4,925,735
	201 7	2016	2015
Canada	$29,804	$3,467,115	$2,374,241
China	885	-	-
	$30,689	$3,467,115	$2,374,241